Stock-based compensation - Aggregate Intrinsic Value of Options (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Outstanding	$ 15	$ 43	$ 101
Exercisable	$ 15	$ 43	$ 101